Capital Management, Corporate Governance Transparency Policy and Risk Management	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Capital Management, Corporate Governance Transparency Policy and Risk Management
51.	CAPITAL MANAGEMENT, CORPORATE GOVERNANCE TRANSPARENCY POLICY AND RISK MANAGEMENT
As financial institution, the activities of Banco Macro SA are governed by the Financial Entities Law No. 21,526, as supplementary, and the regulations issued by the BCRA. Moreover, they adhere to the good banking practices laid out in BCRA Communiqué “A” 5201 (Financial Entities Corporate Governance Guidelines) as supplementary.
The Bank publicly trades its shares on the BCBA and, thus, it is subject to the regulations issued by the CNV.
Through General Resolution No. 797/19, the CNV established the minimum contents of the Corporate Governance Code, adding notions of good corporate governance to corporate management as guidelines or recommendations that seek to provide transparency thereto. The CNV annually requires the issuance of a report in which financial institutions have to explain how the recommendations are implemented or to explain the reasons why it decided not to adopt the good practices described in such resolution. The Bank annually publishes a document called Corporate Governance Explanatory Report together with the Annual Report to the Shareholders for the fiscal year, required by regulations, which is available on the Bank’s website and on that of such enforcement agency.
This regulation reinforces the notions contained in Capital Markets Law establishing principles such as “full disclosure”, “transparency”, “efficiency”, “public investor protection”, “equal footing between investors” and “protection of the stability of financial entities and financial intermediaries”.
On the other hand, as the Bank lists its shares on the NYSE, qualifying as a foreign private issuer, it is required to comply with certain corporate governance standards as established in section 303A of the NYSE’s Listed Company Manual, as amended.
The main guidelines under the BCRA standards contemplated in the revised text “Financial Entities Corporate Governance Guidelines”, as supplementary, are as follows:

•	Ownership structure
As of December 31, 2019, the Bank’s shareholders are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Brito Jorge Horacio	17.37	19.37
Carballo Delfín Jorge Ezequiel	17.47	19.19
ANSES FGS Law No. 26425	28.80	26.90
Grouped shareholders (Local Stock Exchanges)	6.11	6.27
Grouped shareholders (Foreign stock exchanges)	30.25	28.27

•	Board of Directors and Senior Management
The Bank’s Board of Directors is currently made up of 13 regular members. Members are renewed by thirds and the appointed Directors remain in office for three fiscal years. Directors are nominated and appointed by the Shareholders’ Meeting. Once elected, the BCRA must confirm the designation of the Directors, expressly authorizing them to accept the designation, pursuant to the terms as to experience and knowledge, contained in the rules CREFI
2-Creation,
Operation and Expansion
–XV-
Financial Entities Authorities. The following table shows the Bank’s Board of Directors as of December 31, 2019:

Name	Position
Delfín Jorge Ezequiel Carballo (1)	Chairman
Jorge Pablo Brito (1)	Vice chairman
Carlos Alberto Giovanelli	Director
Nelson Damián Pozzoli	Director
Fabian Alejandro de Paul (*)	Director
Martín Estanislao Gorosito (*)(**) (2)	Director
Constanza Brito	Director
Guillermo Stanley	Director
Mario Luis Vicens (*)	Director
Juan Martín Monge Varela(*)(**) (2)	Director
Marcos Brito	Director
Alejandro Eduardo Fargosi (*)(**) (2)	Director
Delfín Federico Ezequiel Carballo	Director
Santiago Horacio Seeber	Alternate director
Alejandro Guillermo Chiti (**) (2)	Alternate director
Alan Whamond (*)	Alternate director

(*)	Independent directors
(**)	Designated by Anses-Fgs
(1)
The Board of Directors held on April 30, 2020, decided, among other issues the designation of Jorge Horacio Brito as Chairman and Delfín Jorge Ezequiel Carballo as Vice chairman. Jorge Pablo Brito continues as a member of the Board of Directors.

(2)
The Shareholders’ Meeting held on April 30, 2020 decided the designation of Ramiro Tosi and Guillermo Merendiz as Directors for the
Anses-Fgs
in place of Martín Estanislao Gorosito and Alejandro Eduardo Fargosi. The designation of Directors in place of Juan Martin Monge Varela and Alejandro Guillermo Chiti is pending resolution up to the next Shareholders’ Meeting.

Directors should be morally suitable, experienced and knowledgeable in the banking business and meet the requirements established in the effective regulations, issued by the BCRA. Compliance with these requirements is assessed when the Shareholders’ Meeting appoints the directors and on a regular basis during their term of office.
At present, six Directors are independent, pursuant to the provisions of the CNV rules and regulations and the provisions of the Financial Entities Corporate Governance Guidelines issued by the BCRA.
Senior Management is directed by a General Manager designated by the Board and includes as well officers reporting directly to the general manager, as well as officers of three staff areas reporting directly to the Board. Members are detailed below:

Gustavo Alejandro Manriquez	General manager
Ernesto Eduardo Medina	Human resources manager
Jorge Francisco Scarinci	Finance and investor relation manager
Francisco Muro	Distribution and sales manager
Ana María Magdalena Marcet	Credit risk manager
María Milagro Medrano	Institutional relations and customer service manager
Agustín Devoto	Investment banking manager
Ernesto López	Legal manager
Alberto Figueroa	Internal audit manager
Adrian Mariano Scosceria	Corporate banking manager
Leonardo Maglia	Operations and system manager
Juan Domingo Mazzon	Government and Management control manager
Eduardo Covello	Banking operations manager
Gerardo Álvarez	Administration manager
Marilis de Carballo	Organizational Process manager
Manuel Rawson Paz	Mergers and acquisitions manager

•	Committees
The corporate
by-laws
state that the Board of Directors may establish such Committees as it deems appropriate for the business of the Bank, as well as appoint their members. The Bank currently features the following Committees:

Committee	Functions
CNV Audit / SEC	They are established in Capital Markets Law as supplementary.

Internal Audit	Overseeing the proper operation of the internal control systems defined at the Bank through a periodic assessment thereof and contributing to improving the effectiveness of internal controls.

Integral Risk Management	It is in charge of monitoring Senior Management’s activities involving the management of credit, market, liquidity, operational, compliance and reputation risks, among others. It advises the Board of Directors on the Bank’s risks.

Assets and Liabilities	Setting out the Bank’s financial strategy, analyzing the markets and establishing the policies on assets and liabilities, management of market, liquidity, interest rate and currency risks.

IT	Overseeing the proper operation of the information technology environment and contributing to improving the effectiveness thereof.

Credit	Approving credit transactions based on credit capacity.

Legal Recovery	Incumbent in defining payment arrangements exceeding the predetermined parameters, as well as reclassifying portfolio to be subject to legal proceedings or accounting derecognitions.

Personnel Incentives	Ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank.

Ethics and Compliance	Ensuring the Bank has the proper means with which to promote correct decision-making and compliance with internal and external regulations.

Corporate Governance and Designations	The Committee’s duties include those related to the process of renewing and replacing Senior Management members and the succession plans. It is also in charge of applying the Corporate Governance Code at the Bank and at its subsidiaries.

Anti-money Laundering	Planning and coordinating compliance with the policies established by the Board of Directors on the matter.

Financial Services User Protection	The duties of this Committee include those related to ensure the existence and maintenance of a financial services user protection process and a customer service system.

•	Code of ethics
The Bank has established a Code of Ethics for directors and senior management, expecting that their members act according to the highest standards of personal and professional integrity in all aspects of their activities; to comply with the applicable law, to discourage reproachable behaviors and to comply with the Bank’s Code of conduct and other policies and procedures governing employee conduct. This Code of ethics is supplemental to the Bank’s Code of Conduct.

•	Code of Conduct
The Entity promotes a work environment where responsibility, execution, commitment, results, loyalty, honesty, good communication and teamwork are encouraged.
The goal is to base daily relationships on mutual respect, trust and cordial and simple behavior, between coworkers and bosses as well as with suppliers and customers, developing all the activities with the highest ethical working and personal principles.
In that direction, the Code of Conduct is intended to establish the principles and values that all Bank members must comply. The trust provided by shareholders, customers and the general public depends to a large extent on compliance with these principles.

•	Ethical line
According with ethical behavior standards, it was implemented for the Bank and its subsidiaries, Macro Securities SA, Macro Fondos SGFCI SA, Macro Fiducia SA and Argenpay SAU, an Ethical line or a report channel, which is managed by an external third party, ensuring compliance with anonymity and confidentiality principles.
Reports are received by the Ethical and Compliance Committee, who takes knowledgment of them, as well as the resolution of cases, following the protocols.
Branches
The Bank has 463 branches throughout the entire country.
Subsidiaries
The Bank carries out certain transactions through its subsidiaries, which are identified in note 3 to these consolidated financial statements.
Business lines
The Bank’s business lines and transactions with trusts are mentioned in notes 1, 44 and 45, respectively.

•	Incentive practices
The Bank adopts a compensation policy that comprises fixed and variable compensation; the latter is granted within the framework of an objective and competency assessment process.
The variable compensation program, in the context of the compensation policy, is consistent with the Bank’s mission, values, organization, objectives, long-term business sustainability, strategy, control environment and the prudent assumption of risk. It is aimed at recognizing the extraordinary performance displayed by employees according to:

•	Their contribution to the results reached

•	Their management in keeping with the Bank’s mission and values
The key variables in determining compensation are:

•	The level of responsibility and complexity of the position

•	The person’s competencies and potential

•	The person’s performance and outcomes

•	The position with respect to the benchmark market

•	The results reached by the Bank
The Incentives Committee is in charge of ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank, and the prudent assumption of risks.
The Bank aims at compensating personnel ensuring performance recognition, internal equity, competitiveness, productivity, efficiency and added value.

•	Role of financial agent
The Bank acts as financial agent in the Provinces of Misiones, Salta, Jujuy and Tucumán and the Municipalities of San Miguel de Tucumán and Yerba Buena.

•	Corporate Sustainability Policy
The Bank is aware of its responsibility towards the surrounding communities. The Corporate Sustainability area promotes this development by fostering and implementing policies and actions that exert a positive social, environmental and economic impact.
Thus, it engages in constant dialogue with the different areas and stakeholders with the ultimate goal of creating social value and drafting policies aimed at promoting a fair, supporting and equal world.

These sustainability values are disclosed in the Comprehensive Report as a major milestone to align the financial information (in documents such as the Letter to the Shareholders and financial statements) and ensure their integration and consistency with corporate sustainability.

•	Anticorruption policy
Pursuant to Law No. 27401 (Law on Corporate Criminal Liability), the Board establishes that officers and employees of the Bank and its subsidiaries shall not offer to pay, pay or authorize the payment of money or anything of value to (public) officers to obtaining or keeping a business. It also extends these guidelines to the private sphere. These principles are contained in the Code of Ethics for directors and senior managers, and the Code of Conduct for all employees. Besides, the Bank has a Code of Conduct for suppliers.
The laws of other jurisdictions with similar prohibitions apply, especially the Foreign Corrupt Practices Act (FCPA) because Banco Macro S.A. is a foreign company that lists its shares in the NYSE and is subject to SEC control and oversight.
The Group companies that wish to perform any transaction involving any public administration officer, public agency or public company, either Argentine or foreign, shall communicate this event in advance to the Board through the General Manager and inform, before the transaction is conducted, the agents or intermediaries that may be involved in the transaction. The Bank also has a manual with guidelines for interacting with public officers.
This communication duty is not mandatory for the transactions derived from agreements with provincial financial agents (except for the subscription of framework agreements), ordinary bank transactions (for example, payroll processing) and the transactions that do not pose any major risk due to the minimum amounts involved.
These anticorruption policies, although they are aimed at transactions within the public sector, also apply to transactions between private parties, as specifically set forth in the Code of Ethic and the Code of Conduct.
The Bank has in place an Anticorruption Policy and an Integrity Program. The Ethics and Compliance Committee will be responsible for its adoption, follow-up
and period reporting to the Board.

•	Transactions with related parties – Policy on conflict of interest
As an authorized financial institution, Banco Macro SA complies with the provisions and reporting requirements established in Financial and Foreign Exchange Entities Act No. 21526 and the regulations issued by the regulatory agency (BCRA).
As established by law (Argentine Business Company Law No. 19550), specific applicable regulations (Capital Markets Law, as supplementary), professional accounting standards (Technical Resolution No. 21), IAS 24 and best practice recommendations, the Bank reports on the transactions with related parties in notes to the financial statements. Such transactions are carried out under usual market conditions. See also note 19 to these consolidated financial statements.
Under current Argentine legislation, directors are required to perform their duties with the loyalty and diligence of a prudent business man. Directors are jointly and severally liable to the Bank, the shareholders and third parties for a poor performance of duties and infringements to the law, bylaws and regulations, as the case may be, and are responsible for repairing the damages caused by fraud, abuse of authority or negligence.
The loyal duties of a director are considered to include: (i) the ban from using corporate assets and the confidential information to which he/she may have access for personal purposes; (ii) the ban from taking advantage or, due to errors or omissions, allowing a third party to take advantage of the Bank’s business opportunities, (iii) the obligation of acting as director only for the purposes established in the law, the Bank’s bylaws or the intention of the shareholders or the Board of Directors; and (iv) the obligation of taking extreme care so that the acts conducted by the Board of Directors have no direct or indirect effects against the Bank’s interests.
A director should notify the Board of Directors and the Audit Committee about any conflict of interest such director may have in a transaction proposal and should refrain from voting on the matter.

•	Public information
The information related to corporate governance at the Bank is included within the transparency policy contained in such precepts and, hence, is available to interested members of the public on the website www.macro.com.ar (“
Conocenos” – Relaciones con Inversores
) and, www.bancodeltucuman.com.ar (“
Información institucional e Inversores
”) additionally, some guidelines are disclosed in other notes to these consolidated financial statements. Moreover, the Bank’s public information is disclosed on the websites of the BCRA (www.bcra.gob.ar) and the CNV (www.cnv.gob.ar).
In addition, the Bank publishes the Market Discipline Report, pursuant to the guidelines established by the BCRA for such information regime, in accordance with the criteria of the Basel Banking Supervision Committee, which is available in the Bank’s website.
Risk management
Within the framework of the Corporate Governance policy, the Board of Directors of the Bank resolved the creation of a Risk Management Committee. The Bank has appointed a Risk Manager who reports directly to the Board of Directors.
Its duties include ensuring that an independent risk management be established, establishing policies, procedures and measurement methodologies and report systems which allow the identification, measurement and monitoring of the risk under its charge and also, the duties of each organizational level in the process.
The risk management process includes the establishment of the exposure limits for each risk by the Board of Directors, a follow-up
on the exposure to each limit by the persons in charge, the preparation of regular reports for the Risk Management Committee, a follow-up
on the alerts and the implementation of action plans regarding the alerts and the guidelines for developing stress tests.
The system is supplementary with policies and procedures specific to each risk (Financial, Credit, Operational, Counterparty Credit, Country Risk, Securitization, Reputational, Compliance, Strategic Risks, among others).
In addition, the Credit Risk Management area is in charge of interpreting, executing and guaranteeing the application of the General Credit Policy as approved by the Board of Directors, pursuant to the internal and external standards and regulations on the matter. Credit Risk Management reports functionally to the General Manager.
Integral Risk Management
The Risk Management area is in charge of the Financial Risk, Credit Risk and Operating and Technology Risk areas.
The main procedures carried out by the Risk Management Department are:

•	Stress tests
The process of stress test includes documenting and formalizing the program as well as the persons in charge of carrying it out, the frequency of testing and the validation of the system. It also contemplates the Contingency Plan based on the test results. The Risk Management Committee leads and coordinates this application.

•	Economic Capital Calculation
The Risk Management Department estimates the economic capital for each one of the individual risks (Market, Liquidity, Interest Rate, Credit, Counterparty Credit, Concentration, Operational, Securitization, Strategic and Reputational) determined for the Bank on a consolidated basis with its subsidiaries with the same scope as the regulation. The methods used to deal with subsidiaries are exactly the same.
The economic capital sufficiency evaluation process is an integral part of the corporate governance and risk management culture of the entities.
Quantified economic capital was implemented as a formal procedure, both currently and prospectively, and is a tool used in the day-to-day
management of risks, in preparing the Business Plan and the Stress Tests.
The methods used to measure the economic capital of each risk were documented and approved by the Management, pursuant to the internal rules on Corporate Governance and Risk Management.

The results must serve to support decision-making, including strategic decisions adopted by the Board and the Senior Management. In this way they may:

-	Estimate the level and trend of the relevant risks and the effects thereof on capital needs.

-	Evaluate the reasonability of the basic assumptions used in the capital measuring system and the sensitivity of the results to changes in those assumptions.

-	Determine whether the Bank has sufficient regulatory capital to cover the different risks and if it meets the capital sufficiency goals required.

-	Consider its future capital requirements based on the risk profile and, according thereto, introduce the necessary adjustments into the strategic plan.
The essential elements of the capital evaluation include:

-	Policies and proceedings ensuring the risk management process.

-	A process connecting economic capital with risk level.

-	A process establishing capital sufficiency goals based on the risks, taking into account the strategic approach and the business plan.

-	An internal control process, in order to secure a comprehensive risk management.
The Bank actively uses guarantees to mitigate its credit risk.
Excessive risk concentration:
To avoid excessive risk concentrations, the Bank’s policies and procedures include specific guidelines to focus on keeping a diversified portfolio. The identified credit risk concentrations are controlled and managed accordingly. The selective coverage is used at the Bank to manage risk concentrations both in terms of relationships and industry.
In addition, note that the Bank meets the provisions established by the BCRA as regards maximum assistance limits to given groups of debtors, in order to atomize the portfolio, reducing credit risk concentration.
The main types of risks that the Bank is exposed to are those related to credit risk, liquidity risk, market risk, interest rate risk, foreign currency risk, and operational risk.
Minimum capital requirements:
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2019, together with the integration thereof (computable equity) as of the end of such month:

Description	12/31/2019
Minimum capital requirements	29,557,658
Computable equity	98,566,427

Capital surplus	69,008,769

The following are the policies and processes aimed at identifying, assessing, controlling and mitigating each one of the main risks:
51.1.	Credit Risk
The Bank’s credit rating grades
The credit risk is the existing risk regarding the possibility for the Bank to incur a loss because one or several customers or counterparties fail to meet their obligations.
In order to manage and control the credit risk, the Bank establishes limits regarding the amount of risk it is willing to accept, so as to monitor the indicators with respect to such limits.

The Board of Directors approves the Bank’s credit policy and credit assessment in order to provide a framework for the creation of businesses to attain an adequate correlation between the risk assumed and profitability. The Bank has procedure manuals that contain guidelines, the compliance with current regulations and the prescribed limits. Such manuals are aimed at achieving the following goals:

•	Achieving an adequate portfolio segmentation by type of customer and by economic sector;

•	Boosting the use of the risk analysis and assessment tools that best adjust to the customer’s profile;

•
Setting consistent standards for granting loans, following conservative parameters based on the customer’s solvency, cash flows and profitability in the case of companies, and revenues and equity in the case of individuals;

•
Setting limits to individual powers for granting loans depending on the amount, promoting the existence of specific committees that, according to their sphere of competence, will be in charge of defining assistance levels;

•	Optimizing the quality of risks assumed, having appropriate guarantees according to the loan term and the level for the risk involved; and

•	Monitoring the loan portfolio and the level of customers’ compliance permanently.
Credit risk management implies the existence of a structure having the necessary characteristics to achieve the organizational goals in all stages of the credit cycle: admission, follow-up,
monitoring and recovery.
The risk assessment process varies depending on whether it’s about Corporate Banking customers or Consumer Banking customers.
For the assessment of Corporate Banking customers, the Bank features different methods involving several responsible levels and which become more complex according to the magnitude of the transactions, as to amounts and type of assistance, weighted by terms and existing coverage.
When transactions exceed in amount the authorization instances by delegated powers or through the decentralized risk analysis, lines of credits are approved at Credit Committees. The powers vested on the different decision-making bodies are continuously reviewed, in order to adjust them to the number of transactions the Bank faces and optimize the credit risk rating.
The risk analysis of assistance discussed in Credit Committees is performed at the Corporate Risk Management Department: specialized risk analysts prepare separate Risk Reports per client or Economic Group, which serves to support the credit decisions made by Committee members.
Risk reports include –at least- information regarding the application of the loans and their repayment source, debtor’s historical and current behavior and the economic group to which debtor belongs; debtor’s repayment capacity based on debtor’s cash flows; the guarantees that shall secure the obligations, the ownership situation of such collaterals, enforcement possibilities and their sensibility to changes in the economy; the market in which debtor operates and debtor’s position; debtor’s equity, economic and financial position and debtor’s possibility to access to loans.
The resolutions of the Committees include the terms and conditions applicable to the assistance regarding amount, currency, terms, coverage with guarantees, follow-up
provisions, etc. Committee decisions are based on debtor’s risk of non-performance
and only on secondary basis on debtor’s equity and risk mitigating factors of the transaction.
Credit risk assessment for Consumer Banking customers, assessment systems are based mainly on a qualification score and certain maximum indebtedness and installment/income relationship rules.
There are specific rules regarding debtor’s file integration, in order to duly document the data entered into the assessment systems. Credit risk officers also define a credit power regime based on the margins to be approved and –if applicable- the admitted exceptions.
The Bank features processes to detect interrelated debtor groups that must be considered as a single customer (economic groups) and to group risk exposures with the same debtor or counterparty in different credit facilities.
Before credit rating approval, the Bank performs a series of controls in order to mitigate related credit risks, as well as to conform the transactions to the regulatory framework of technical relationships.

The Bank features a formal, strong and well-defined process to manage loans experiencing any problem. Proceedings vary according to the type of portfolio and the delinquency status.
To mitigate credit risk, the Bank requests the granting of guarantees on the agreed financing. A particular area of the Credit Risk Management Department is responsible for the administration of all guarantees received by the Bank, as well as of the periodic evaluation and update of the value thereof, in order to monitor the quality of risk mitigants.

51.1.1.	Impairment assessment
The references below show where the Bank’s impairment assessment and measurement approach is set out in these consolidated financial statements. It should be read in conjunction with note 3.2.4.
The following table shows the allowance for credit losses splitted by class of financial instrument as of December 31, 2019 and 2018:

	12/31/2019	12/31/2018
Loans and other financing	5,069,726	5,951,735
Other debt securities at amortized cost	46,734	88
Contingent transactions	17,273	16,506
Sundry debtors	1,654
Other debt securities at fair value through OCI	210

	5,135,597	5,968,329

51.1.1.1	Basis for analysis
Clients evaluated on a collective basis
Asset classes where the Bank calculates ECL on a collective basis include Loans and other financing of the Consumer portfolio.
Clients evaluated on an individual basis
Asset classes where the Bank calculates ECL on an individual basis include:

•	Debt Securities at amortized cost.

•	Debt Securities at fair value through Other Comprehensive Income.

•	Loans and other financing that comprise the Commercial portfolio in accordance with Central Bank rules.

•	Other financial assets

51.1.1.2.	Definition of default and cure
Clients evaluated on a collective basis:
In some circumstances, the Bank has no reasonable and sustainable information available without effort or disproportionate cost to measure ECL over the life of the asset on an individual instrument basis. In such cases, the ECL during the life of the asset will be recognized on a collective basis.
In these cases, the Bank considers all financial instruments of the same client defaulted and therefore Stage 3 (credit-impaired) for ECL calculations in all cases when the borrower becomes 90 days past due on its contractual payments.
Clients evaluated on an individual basis:
The Bank performs a qualitative assessment of whether a customer is in default, by considering a variety of instances that may indicate unlikeliness to pay. When such events occur, the Bank carefully considers whether the event should result in treating the customer as defaulted and therefore assessed as Stage 3 for ECL calculations or whether Stage 2 is appropriate. Such events are mainly:

•	Significant arrears in the main credit lines granted.

•	Judicial demand by the Bank to collect the assistance granted.

•	Request for reorganization proceeding or bankruptcy.

•	Forborne loans with principal still outstanding.
It is the Bank’s policy to consider a financial instrument as “cured” and therefore reclassified out of Stage 3 when none of the default criteria are present. The decision whether to classify an asset as Stage 2 or Stage 1 once cured depends on the updated credit grade, at the time of the cure, and whether this indicates there has been a significant increase in credit risk compared to initial recognition.

51.1.1.3.	The Bank’s internal rating and PD estimation process
The Bank’s Risk Management Department operates its internal rating models. The models incorporate both qualitative and quantitative information and, in addition to information specific to the borrower, utilize supplemental external information that could affect the borrower’s behavior. Additionally, these models were developed for the commercial and consumer portfolios, as detailed below.
Commercial lending
The rating model developed by the entity, in order to identify the risks and concentrations associated with the PDs in accordance with the commercial strategies, is based on a Behavior Module considering the behavior scores of the commercial portfolio segments and contemplates variables of internal behavior and variables from public sources. The Probabilities of Default are established based on the behavior scores of the commercial portfolio, in order to determine the ECL over each customer’s credit exposure.
Consumer lending
To classify the consumer portfolio per risk levels, the Bank has developed a dual-matrix methodology that combines generic Market Scores with the Bank’s internal behavior scores, to determine each customer’s Probability of Default (PD).
Credit Risk Management is responsible for the development of the Score Models.
The proposals for implementing the models, as well as the changes in the policy conditions or model parameters, are submitted to the Risk Management Committee for approval. The methodologies, variables, development population, observation windows and results that support the preparation of the models are documented in special reports, as well as their frequent validation.
The Bank’s internal credit rating grades

	12/31/2019		12/31/2018
Category	Ponderate PD	% Gross Carrying Amount	Ponderate PD	% Gross Carrying Amount
Performing	2.60%	95.45%	2.16%	95.18%
High Grade	1.25%	76.39%	1.13%	76.06%
Standard Grade	4.83%	8.23%	4.52%	15.47%
Sub-Standard Grade	11.64%	10.83%	13.57%	3.65%
Past Due but not impaired	32.13%	2.84%	23.60%	2.95%
Non-Performing	100.00%	1.71%	100.00%	1.87%

Total		100.00%		100.00%

51.1.1.4.	Exposure at default
The EAD represents the gross carrying amount of the financial instruments subject to the impairment calculation, addressing both the client’s ability to increase its exposure while approaching default and potential early repayments too.

To calculate the EAD for Stage 1 financial assets, the Bank assesses the possible default events within 12 months for the calculation of the 12mECL. For Stage 2 and Stage 3 financial assets, the exposure at default is considered for events over the lifetime of the instruments.
The Bank developed a calculation method for the products that have a defined flow schedule, and another method for the products that provide the customers with a credit line (revolving products). For revolving products, the Bank calculated a credit risk factor that contemplates the use that this credit line could represent in case of default. Upon building the credit risk factors, the aging of the product and level of use was considered, among other characteristics.

51.1.1.5.	Loss given default
LGD is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral. It is usually expressed as a percentage of the EAD.
It is the complement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the default amount is compared with the current value of the amounts recovered after the date of default.
The Bank segments its loans into smaller homogeneous portfolios, based on key characteristics that are relevant to the estimation of future cash flows. The applied data is based on historically collected loss data and involves a different set of transaction characteristics (e.g., product type, different range of collateral types) as well as borrower characteristics.
The estimates are based on the historical information observed in the Bank, by discounting the flows that are recorded throughout the recovery process of the contracts in default at a certain time using the EIR.
Once the recovery rates are obtained, this behavior is projected through a triangular method to estimate the periods with less aging. Finally, the weighted average of the loss for each portfolio is determinated.
The workout period corresponds to the term observed for recovery flows as from the date of default, so that an increase in the observation period does not significantly alter the recovery amount. In other words, it is a period in which it is assumed that all recovery efforts are practically exhausted.
Further recent data and forward-looking economic scenarios are used in order to determine the IFRS 9 LGD rates. When assessing forward-looking information, the expectation is based on different scenarios.

51.1.1.6.	Significant increase in credit risk
The Bank continuously monitors all assets subject to ECL. In order to determine whether an instrument or a portfolio of instruments is subject to 12mECL or LTECL, the Bank assesses qualitative and quantitative information whether there has been a significant increase in credit risk since initial recognition.
When estimating ECL on a collective basis for a group of similar assets, the Bank applies the same principles for assessing whether there has been a significant increase in credit risk since initial recognition.
The significant increase in credit risk is assessed by comparing PD as from the date of origin and the PD as from the reporting date adjusted by the forward-looking factor. The Bank considered that there is a significant increase in credit risk when there is more than one level of variation in the clients risk category at the reporting date, except for clients considered of very low risk where the variation required is more than two categories.

All the customers subject to individual analysis are reviewed monthly in order to define the corresponding stage for each of them. The staging is agreed with Corporate Risk Management and Recovery Management and presented for the approval of the Senior Management.
In order to carry out the abovementioned evaluation, the Credit Risk Management has defined a series of objective data that help to analyze if there is a significant increase in credit risk, for the purpose of determine if it is appropriate to recategorize the debtor in Stage 2 due to the existence of a significant increase in credit risk, or in Stage 3 when a default has occurred or is projected, or if, on the contrary, it must remain in Stage 1.
As for the defined objective criteria, the following stand out:

•	Maximum arrears.

•	Number and amount of rejected checks recorded in the last quarter.

•	Customers who register defaults in other financial entities of the Argentinian financial system.
Moreover, the Bank monitors the effectiveness of the criteria used in identifying the significant increase in credit risk through periodic reviews to confirm that:

•	The criteria are able to identify significant increases in credit risk before an exposure defaults.

•	The average time between a significant increase in credit risk is identified and the date the default occurs is reasonable.

•	In general, exposures are not transferred directly from the measurement of the 12mECL to impaired financial instruments.

51.1.1.7.	Staging
The conditions and indicators used by the Bank to include customers in each of the three stages, both individually and collectively, are presented below.
Definition of the conditions for each Stage
Customers analyzed on a collective basis
Stage 1

•	Customers with arrears equal to or less than 30 days as of the date of reporting in all of its financial instruments.

•	Customers who do not present a significant risk variation from the origin date through the date of the report.

•
Low risk customers who have a strong capacity to meet their contractual cash flow obligations in the short term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce their ability to fulfil their contractual cash flow obligations.

Stage 2

•	Customers with arrears greater than 30 days at the time of reporting in any of its financial instruments.

•	Customers who present a significant risk variation from the origin date through the date of the report. This significant increase in credit risk is explained in further detail in note 51.1.1.6.

•	Customers with forborne loans less than 90 days past due.

Stage 3
The Bank considers a financial instrument defaulted and therefore Stage 3 (credit-impaired) for ECL calculations in cases when the borrower becomes 90 days past due on its contractual payments.
Customers analyzed on an individual basis
Stage 1
The customers whose individual assessment reflects the following characteristics are considered included in Stage 1:

•	The customer did not experience significant increases in the risk of its financial instruments.

•	The customer’s cash flow analysis shows that it is capable of adequately meeting all of its financial obligations.

•
The customer has financial liquidity, with a low level and a proper structure of indebtedness with respect to its profit-generating capacity and shows a high ability to settle payables (principal and interest) in the agreed-upon conditions.

•	The customer’s cash flows are not susceptible to drastic changes in the event of major variations in the behavior of own and sector variables.

•	The customer regularly complies with the payment of its obligations, even when there are minor and insignificant arrears.
This stage also includes customers previously included in Stage 2 or Stage 3 who improved their credit risk indicators, and therefore comply with the parameters defined for Stage 1.
Stage 2
This stage includes the customers who, based on the individual analysis of their payment capacity, suffer a significant increase in their risk, but not as severe to set default as defined for Stage 3.
Some elements considered upon defining the existence of a significant increase in risk are:

•	The customer presents indicators of profitability, liquidity and solvency that tend to weaken:

•	Significant increase in the customer’s debt without a consistent rise in revenues.

•	Major decline in operating margins or negative operating result.

•	Adverse changes in the regulatory, technological or economic environment that negatively impacts the customer’s future financial flows.

•	Drastic drop in demand or negative changes in the customer’s business plans.

•	Significant changes in the value of the guarantees received.

•	The arrears that the customer has with the Bank are due to current operational circumstances or for an extraordinary nature and a prompt resolution is expected.
This stage also includes customers previously included in Stage 3, who improved their credit risk indicators and thus they are no longer in default, but whose status prevents them from being recategorized to Stage 1.
Stage 3
It includes customers who, after an individual analysis, experience some of the following situations:

-	The customer incurs in significant arrears in the major credit lines granted, and this has not been agreed with the Bank.

-	The customer has been sued judicially by the Bank for the recovery of the assistance granted.

-	The customer requested its own reorganization proceeding or went into bankruptcy.

-	The customer systematically refinances its debts and has still not settled over 5% of the refinanced principal.

-	The analysis of the customer’s cash flows shows it is highly unlikely that the customer may meet all its financial obligations in the agreed-upon conditions.
This stage also includes customers previously included in Stage 2, with significantly impaired risk indicators.

51.1.2.	Analysis of inputs to the ECL model under different economic scenarios
An overview of the approach to estimating ECL is set out in note 3.2.4. and in section “Significant accounting judgements, estimates and assumptions”. To ensure completeness and accuracy, the Bank obtains the data used from third party sources and a team of economists within its Credit Risk Department verifies the accuracy of inputs to the Bank’s ECL models including determining the weights attributable to the multiple scenarios.
The following table set out the key drivers of expected loss and the assumptions used for the Bank’s base case estimate, ECL based on the base case, plus the effect of the use of multiple economic scenarios, as of December 31, 2019.
The table shows the values of the key forward looking economic variables/assumptions in Argentina used in each of the economic scenarios for the ECL calculations as of December 31, 2019.

Key Drivers	ECL Scenario	Assigned Probabilities	2020	2021	2022
			%	%	%
GDP growth %
	Upside	10%	(1.71)%	1.96%	2.97%
	Base case	60%	(1.96)%	1.46%	2.47%
	Downside	30%	(2.99)%	(0.01)%	1.54%
Central Bank base rates %
	Upside	10%	34.88%	27.91%	20.93%
	Base case	60%	34.20%	27.36%	20.52%
	Downside	30%	62.70%	60.19%	54.34%
CPI %
	Upside	10%	47.98%	40.76%	32.65%
	Base case	60%	47.04%	39.97%	32.01%
	Downside	30%	94.96%	90.05%	84.95%

51.1.3.	Impact on regulatory capital
The economic capital model is detailed in section “Economic Capital Calculation” of this note. Since this model responds to the requirements established by the BCRA, which does not contemplate using ECL, currently it has no impact on economic capital. The BCRA adopted the Impairment requirements included in IFRS 9 for the years beginning on January 1, 2020.
The Bank does not expect significant effects on regulatory capital from the adoption of ECL methodology.

51.1.4.	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.

The amortized cost of loans modified during 2019 and the associated net modification amounted to 2,305,012 and 43,147, respectively. Moreover, certain debt securities were modified during the fiscal year. The information related to this modification is disclosed in note 20. The amortized cost of loans modified during 2018 and the associated net modification amounted to 939,887 and 71,629, respectively.

51.1.5.	Credit quality per asset classes and industry
The Bank’s concentrations of risk are managed by client/counterparty and industry sector. The following table shows the risk concentration by industry for the components of the statement of financial position. Additional disclosures for credit quality and the maximum exposure for credit risk per categories based on the Bank’s internal credit rating system and year-end
stage classification are further disclosed in notes 5, 9.1., 10 and 18.

	Stage					12/31/2019
	1		2		3
	Individual	Collective	Individual	Collective	Total
Loans and other financing	94,035,693	112,048,827	3,147,415	12,862,531	3,873,074	225,967,540
Non-financial public sector	6,444,118	6,297		163	69	6,450,647
Other financial entities	3,979,622	181				3,979,803
Non-financial private sector and foreign resident	83,611,953	112,042,349	3,147,415	12,862,368	3,873,005	215,537,090
Individuals	375,960	86,582,704		6,737,316	1,454,564	95,150,544
Manufacturing Industry	34,052,729	3,468,513	619,855	913,838	1,193,370	40,248,305
Agricultural livestock, hunting, forestry and fishing	8,113,588	5,653,305	2,325,263	2,098,886	407,340	18,598,382
Services	9,678,046	9,699,815	52,916	1,520,139	254,393	21,205,309
Commercial activities	9,639,580	3,855,288	146,405	1,043,372	417,108	15,101,753
Exploration of mines and quarries	14,741,384	168,316		48,637	8,707	14,967,044
Financial intermediation and insurance services	2,821,135	683,294		61,215	13,404	3,579,048
Construction activities	1,646,660	1,017,816	2,976	335,072	112,139	3,114,663
Electricity supply, gas, steam and air conditioner	2,523,257	73,486		7,218	1,089	2,605,050
Public administration, defense and compulsory social security	19,614	810,758		94,139	10,812	935,323
Water supply, sewerage, waste management and recovery of materials, and public sanitation		29,054		2,536	79	31,669

	Stage					12/31/2018
	1		2		3
	Individual	Collective	Individual	Collective	Total
Loans and other financing	103,327,739	140,295,815	1,561,461	31,088,550	5,289,959	281,563,524
Non-financial Public Sector	2,718,752			12,465	45	2,731,262
Other Financial Entities	8,653,310	1,055				8,654,365
Non-financial Private Sector and Foreign Residents	91,955,677	140,294,760	1,561,461	31,076,085	5,289,914	270,177,897
Individuals	120,418	112,420,553		14,264,409	2,314,229	129,119,609
Manufacturing industry	43,343,434	4,316,873	320,304	2,820,757	1,119,762	51,921,130
Agricultural livestock, hunting, forestry and fishing	11,857,286	6,907,471	584,762	5,638,237	428,630	25,416,386
Commercial activities	10,195,071	4,591,998	275,836	3,469,366	872,699	19,404,970
Services	3,952,922	9,081,526	116,219	3,651,941	420,421	17,223,029
Exploration of mines and quarries	13,048,242	95,373		76,795	855	13,221,265
Construction activities	3,618,849	1,040,555	264,340	847,426	75,361	5,846,531
Electricity supply, gas, steam and air conditioner	4,186,471	96,399		13,842	1,383	4,298,095
Financial intermediation and insurance services	1,307,458	766,646		66,068	19,801	2,159,973
Public administration, defense and compulsory social security		876,036		192,872	25,694	1,094,602
Water supply, sewerage, waste management and recovery of materials, and public sanitation	325,526	101,330		34,372	11,079	472,307

The analysis of the calculation of ECL additionally includes the exposure to credit risk of contingent transactions as of December 31, 2019 and 2018 disclosed in note 10.

51.1.6.	Collateral and other credit improvements
The table below shows the types of guarantees received as of December 31, 2019:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	225,967,540	376,892	2,692,107	21,976,849	4,032,701	1,076,615	24,720,494	54,875,658	171,091,882	5,069,726
Contingent transactions	94,567,785	2,047					662,858	664,905	93,902,880	17,273
Other debt securities at fair value through OCI	46,881,489								46,881,489	210
Other debt securities at amortized cost	17,631,926								17,631,926	46,734
Sundry debtors	1,616,781								1,616,781	1,654

TOTAL	386,665,521	378,939	2,692,107	21,976,849	4,032,701	1,076,615	25,383,352	55,540,563	331,124,958	5,135,597

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2019:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other	Total collateral	Net exposure	Associated ECL
Loans and other financing	3,873,074	2,267	540,206	122,688	8,671	701,817	1,375,649	2,497,425	2,179,701

TOTAL	3,873,074	2,267	540,206	122,688	8,671	701,817	1,375,649	2,497,425	2,179,701

The table below shows the types of guarantees received as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	281,563,524	624,925	5,290,304	28,298,890	6,669,946	1,140,508	27,876,497	69,901,070	211,662,454	5,951,735
Contingent transactions	148,988,857						160,731	160,731	148,828,126	16,506
Other debt securities at fair value through OCI	86,811,780								86,811,780
Other debt securities at amortized cost	12,538,954								12,538,954	88

TOTAL	529,903,115	624,925	5,290,304	28,298,890	6,669,946	1,140,508	28,037,228	70,061,801	459,841,314	5,968,329

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Other	Total collateral
Loans and other financing	5,289,959	6,007	107,944	753,106	218,820	713,019	1,798,896	3,491,063	2,349,145

TOTAL	5,289,959	6,007	107,944	753,106	218,820	713,019	1,798,896	3,491,063	2,349,145

51.2.	Liquidity Risk
The liquidity risk is defined as the possibility that the Bank may not be able to comply with expected and unexpected current and future cash flows effectively, as well as guarantees, without affecting daily transactions or its financial position.
In addition, the market liquidity risk refers to the risk that the Bank may not be able to clear or delete a position at market price:

•	because the assets involved have no sufficient secondary market; or

•	due to market variations.
The Bank features policies regarding liquidity, the purpose of which is to manage liquidity efficiently, optimizing cost and diversification of funding sources, and maximizing the profit from placements through prudent management that ensures the necessary funds to allow the continuity of transactions and compliance with the rules and regulations in force.
In order to reduce the liquidity risk, the Bank has been established a policy which the main aspects are as follows:
Assets: a high-liquidity assets portfolio will be maintained to cover at least 25% of total liabilities, comprising deposits, the corporate bonds issued by the Bank, the repo agreements taken and the financial and interbank loans borrowed.
Liabilities: to minimize the unintended effects of illiquidity, deriving from the possible withdrawal of deposits and the repayment of interbank loans taken, the Bank:

-	Seeks the proper diversification of financing sources to enable the constant availability of funds and fulfill institutional obligations within a market variability environment.

-	Gives priority to attracting retail deposits to have an atomized deposit portfolio and lower risks in relation to material withdrawals concentrated in a few depositors.

-	Does not depend excessively on obtaining repo transactions and interfinancial loans as a permanent funding source.
In addition, the Bank implemented a series a risk measurement and control tools, including the regular monitoring of liquidity gaps, separated by currency, as well as different liquidity ratios, included
“bi-monetary
liquidity ratio”, “Liquidity Coverage Ratio” (LCR) and “Net Stable Funding Ratio” (NSFR), among others.
The Executive Risk Management Department regularly monitors compliance of the different levels set by the Board of Directors in relation to liquidity risk, which include minimum levels of liquidity, maximum concentration levels allowed by type of deposit and by type of customer, among others.
In the event of a liquidity crisis, the Bank has a contingency plan with the following actions:

•	Financing through call banking and repo agreements with the BCRA.

•	Spot sale of securities government portfolio.

•	Limit credit assistance to private sector.

•	Increase deposit rates in order to capture deposits.
The following table shows the liquidity ratios during the fiscal years 2019 and 2018, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2019	2018
December, 31	57.75%	55.40%
Average	61.24%	47.48%
Max	70.13%	57.08%
Min	51.73%	42.23%
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2019 and 2018:

		Remaining terms to maturity as of December 31, 2019
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non-financial government sector		2,734,557	647,071	764,311	1,837,175	3,027,704	2,020,860	11,031,678
Financial sector		1,835,332	2,206,616	471,817	631,406	892,996	5,467	6,043,634
Non-financial private sector and foreign residents	3,625,771	90,697,310	27,012,879	24,246,954	30,283,464	43,673,909	67,383,281	286,923,568

Total	3,625,771	95,267,199	29,866,566	25,483,082	32,752,045	47,594,609	69,409,608	303,998,880

		Remaining terms to maturity as of December 31, 2018
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non-financial government sector		240,398	620,878	668,533	1,146,170	1,489,870	498,077	4,663,926
Financial sector		1,687,830	2,667,040	1,854,102	2,613,172	920,073	34,063	9,776,280
Non-financial private sector and foreign residents	2,918,046	80,510,133	36,014,163	39,158,914	47,410,255	54,366,672	107,200,067	367,578,250

Total	2,918,046	82,438,361	39,302,081	41,681,549	51,169,597	56,776,615	107,732,207	382,018,456

Additionally, the tables below disclose the maturity of the contractual future cash flows of financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2019 and 2018:

	Remaining terms to maturity as of December 31, 2019
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	234,410,912	26,115,912	3,473,109	1,027,584	53,535	22,672	265,103,724

From the non-financial government sector	16,875,269	778,208	42,757	2,080			17,698,314
From the financial sector	314,162						314,162
From the non-financial private sector and foreign residents	217,221,481	25,337,704	3,430,352	1,025,504	53,535	22,672	247,091,248

Derivative instruments	293,136	341,147	134,449				768,732

Repo Transactions	1,002,612						1,002,612

Other financial institutions	1,002,612						1,002,612

Other financial liabilities	21,072,094	97,991	104,046	167,461	324,804	429,745	22,196,141

Financing received from the Central Bank of Argentina and other financial institutions	1,031,099	830,067	150,581	98,185	169,657	45,817	2,325,406

Issued corporate bonds	320,280		514,980	739,479	3,364,160	3,089,501	8,028,400

Subordinated corporate bonds			808,582	808,583	1,617,165	32,850,011	36,084,341

Total	258,130,133	27,385,117	5,185,747	2,841,292	5,529,321	36,437,746	335,509,356

	Remaining terms to maturity as of December 31, 2018
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	305,290,441	52,020,713	11,527,796	2,015,347	99,236	24,590	370,978,123

From the non-financial government sector	26,642,399	2,570,441	984,134	70,902	317		30,268,193
From the financial sector	228,091						228,091
From the non-financial private sector and foreign residents	278,419,951	49,450,272	10,543,662	1,944,445	98,919	24,590	340,481,839

Derivative instruments	1,568		538				2,106

Repo Transactions	253,307						253,307

Other financial institutions	253,307						253,307
Other financial liabilities	23,290,568	28,682	14,185	20,096	30,896	216,139	23,600,566

Financing received from the Central Bank of Argentina and other financial entities	1,118,029	1,413,410	1,666,016	723,273	134,064	192,554	5,247,346

Issued corporate bonds	557,686		1,001,579	1,565,328	3,130,655	11,817,897	18,073,145

Subordinated corporate bonds			785,167	785,167	1,570,333	32,686,205	35,826,872

Total	330,511,599	53,462,805	14,995,281	5,109,211	4,965,184	44,937,385	453,981,465

51.3	Market Risk
Market risk is defined as the possibility of suffering losses in positions on and off the Bank’s balance sheet as a result of the adverse fluctuations in the market prices of different assets.
Market risks arise from interest rate, currency and price positions, all of which are exposed to general and specific market changes and changes in the price volatility such as interest rates, credit margins, foreign currency exchange rates and prices of shares and securities, among others.
The Bank determines the market risk exposure arising from the fluctuation in the value of portfolios of investments for trading, which result from changes in market prices, the Bank’s net positions in foreign currency, and government and private securities with normal quoted prices.
These risks arise from the size of the Bank’s net positions and/or the volatility of the risk factors involved in each financial instrument.
The Bank features Market Risk Management Policies in which the Bank establishes the proceedings to monitor and control of risks derived of the variations in the quotes of financial instruments in order to optimize the risk-return relationship, making use of the appropriate structure of limits, models and management tools. In addition, the Bank features proper tools and proceedings allowing the Risk Management Committee and the Assets and Liabilities Committee to measure and administer this risk.
Risks to which those investment portfolios are exposed are monitored through historical simulation techniques of “Value at Risk” (VaR). The Bank applies the VaR methodology to calculate the market risk of the main positions adopted and the expected maximum loss based on a series of assumptions for a variety of changes in market conditions.
The Bank calculates the economic capital by market risk using the Value at Risk methodology, using the historical simulation approach.
In order to carry out the above mentioned simulation, the Bank needs to have the Price historical series of those instruments that compose the portfolio.
Prices are corrected by purging the effects of coupon payments and dividend payments, in the case of shares, in order to avoid affecting returns.
The method consists in creating return or price scenarios concerning an asset through the generation of random numbers. This is based on the selection of a stochastic model describing the performance of prices for each asset with the resulting specification of certain parameters required for calculation purposes. The model used is the geometric Brownian motion.

Once all “n” potential scenarios are obtained for valued positions, the P&L vector must be calculated as the difference between the estimated value of the future portfolio and its value upon calculation. Then profit and loss will be placed in order to obtain the value at risk according to the 99% percentage applied.
Finally, the Economic Capital by market risk is obtained as the difference between the current value of the portfolio and the critical value previously obtained.

51.4	Interest Rate Risk
The interest rate risk is defined as the possibility that changes occur in the Bank’s financial condition as a result of adverse interest rate fluctuations with a negative impact on the Shareholders’ equity and profit or loss.
Within the framework of the interest rate risk management the Bank features a series of policies, procedures and internal controls included in the Structural Risk Management.
The Bank monitors of the net present value of its assets, liabilities and off balance sheet items, upon certain disturbance scenarios and interest rate stress through Montecarlo simulation techniques.
For this purpose, the maximum potential loss is determined considering a temporal line of three months and 99% confidence level interval.
The Economic Value Model (EVM) is determined as the net sum of cash flows (interest and principal losses) that the Bank can generate, discounted at market interest rate curve. If the market interest rate curve used for the discount is affected, the effect of such variation impacts directly on the value of the Bank. Generally speaking, reports related to EVM seek to analyze the Bank’s long-term solvency.
It is noteworthy that the use of that approach does not avoid losses beyond those limits in the event of the most significant market changes.
As of December 31, 2019 and 2018, the Bank’s VaR by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2019	12/31/2018
Interest rate risk	8,745	9,633
Currency Exchange rate risk	2,759	265
Price risk	192	126

51.5	Foreign Currency Exchange Rate Risk
The Bank is exposed to fluctuations in foreign currencies exchange rates in its financial position and cash flows. The larger proportion of assets and liabilities kept are related to US dollars.
The foreign currency position includes assets and liabilities expressed in pesos at the exchange rate as of the closing dates mentioned below. An institution’s open position comprises assets, liabilities and memorandum accounts stated in foreign currency, where an institution assumes the risk. Any devaluation / revaluation of those currencies would affect the Bank’s statement of income.
The Bank’s open position, stated in Argentine pesos by currency, is disclosed in note 26 to these consolidated financial statements.

51.6	Operational Risk
Operational risk is defined as the risk of loss arising from the inadequacy or failure of internal processes, human errors and/or internal system failures, or those originated by external events. This definition includes the Legal Risk but excludes the Strategic Risk and Reputational Risk.
Within such framework, the legal risk –which may occur from within the Bank or externally- comprises, among other aspects, the exposure to penalties, sanctions or other economic consequences or results for failure to comply with any rule or regulation or contractual obligation.
On the other hand, the Bank implemented an operational risk management system that meets the guidelines and provisions established by the BCRA in its Communiqué “A” 5398, as amended, and under Communiqué “A” 5272 the BCRA provided for a minimum capital requirement under this description, effective as of February 1, 2012.

The operating risk management system is formed by:

a)	Organizational structure: the Bank has an Operational Risk Management that is in charge of managing operational risk and a Risk Management Committee.

b)
Policies: the Bank has a “Manual for the Operational Risk Management” approved by the Board of Directors, which define the main concepts, roles and responsibilities of the Board of Directors, the Operational Risk Committee, the Operational Risk and Technology Management and all the areas involved in this risk management.

c)
Procedures: the Bank features a procedure for the “Gathering of events and losses from Operational Risk” that includes a process to gather the Operational Events and Losses to register on a systematic basis the frequency, severity, category and other relevant aspects related to the events and losses from Operational Risk.

d)	The objective is to assess the Bank’s situation upon occurrence of events, in order to better understand the Operational Risk profile and, if applicable, take the necessary corrective actions.
In addition, the Bank has a procedure that establishes the guidelines to prepare risk self-assessments and, in the event of risks exceeding allowed tolerance levels, guidelines to establish risk indicators and action plans.

e)	Systems: the Bank has a comprehensive system that allows managing all Operational and Technology Risks.

f)	Database: The Bank has an operational risk event database prepared pursuant to the guidelines established in Communiqué “A” 4904, as supplementary.

g)
Information systems to measure risks: The Comprehensive Risk Management Department generates and sends, on a regular basis, reports to the Board of Directors, the Risk Management Committee and the Senior Management. With such reports the Risk Management Department communicates the results of the follow-up
of the management of the main risks to which the Bank is exposed. Each report contains information on risk measurement, evolution, trends, principal exposures, control of main limits and the capital level required for each type of risk.

At the meeting of the Integral Risk Management Committee, the Comprehensive Risk Management Department shall submit for consideration the results of the performance of such department and the reports issued during the period under analysis. The resolutions adopted by the Committee shall be recorded in Minutes to be considered by the Board of Directors, who shall subsequently approve, in this manner, the performance and risk level of the analyzed period.

h)
Stress tests: stress tests are a support tool to manage risks and a supplement of the results reported by the measurement models of the different risks, which in general show risk measurements that are valid for “normal situations”.

They also are an instrument to evaluate the risk profile since they are used to quantify the potential impact in a situation of significant fluctuation of the variables affecting each risk. Stress tests are as well used in the process of internal assessment of economic capital sufficiency.
Stress tests are aimed at evaluating the Bank’s financial vulnerability potential faced with the sensibility of the main variables affecting each risk. Generally, it is considered a variation of low probability of occurrence, but if materialized may cause significant excess of the tolerance limits established for each risk.

i)	Assessment of economic capital sufficiency: each year, the Bank calculates the economic capital for those risks which, for their significance, may, eventually, affect the Bank’s solvency.
At present, the Bank calculates the economic capital of the following risks: Credit, Concentration, Market, Operational, Interest Rate, Liquidity and Concentration of Funding Sources, Securitization, Reputational and Strategic.
Risk management is directly related to economic capital assessment. Thus, it is expected that with a better management and follow-up,
the Bank will need to allocate less amount of capital.
Based on the internal models developed, Banco Macro manages its risks, determines its risk profile and calculates, therefore, the necessary capital to develop its activities and businesses, adjusting each risk to its relevant exposure level.

j)
Transparency: As a supplement to this Manual and as part of the Corporate Governance policy, the Bank features an Information Policy aimed at allowing shareholders, investors and the market in general to evaluate aspects of the Bank related to capital, risk exposure, risk assessment procedures and capital adequacy.